Virtus Strategic Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated April 30, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the Series, is managing the domestic and international equity portfolios of the Series; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the Series. Accordingly, all references to Duff & Phelps as a subadviser to the Series, and to Frederick Brimberg as a portfolio manager, are hereby removed from the Series’ prospectuses. Newfleet Asset Management, LLC, a subadviser to the Series, continues to manage the Series’ fixed income portfolio and Virtus Investment Advisers, Inc., the Series’ investment adviser, continues to serve as investment adviser of the Series.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

Under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, the fourth sentence in the first paragraph is hereby replaced with the following: “For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.”

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Small and Medium Market Capitalization Companies Risk. The risk that the Series’ investments in small and medium market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Also in this section, the disclosure entitled “Foreign Currency Transactions Risk” is hereby removed.

Under “Management” in the summary prospectus and in the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following: “Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series. KAR and Newfleet are each an affiliate of VIA.”

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised by removing the information for Frederick Brimberg and inserting the following:

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the Series since June 2019.
>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the Series since June 2019.

Under “More About Principal Investment Strategies” beginning on page 6 of the statutory prospectus, references to the Series’ “U.S. equity subadviser” are revised to reference the Series’ “equity subadviser.” Additionally, the fourth, fifth and sixth paragraphs are hereby replaced with the following:

For the Series’ non-U.S. equity allocation, the Series invests in a select group of small-cap and mid-cap companies believed by the Series’ equity subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The Series’ non-U.S. equity investments are principally in small and mid-capitalization companies. As of the date of this prospectus, the Series’ subadviser considers small and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. On this basis, as of April 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $27.6 billion.

The equity subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Under “More About Principal Risks” beginning on page 8 of the statutory prospectus, the disclosure entitled “Foreign Currency Transactions Risk” is hereby removed.

Under “The Adviser” on page 12 of the statutory prospectus, the following disclosure replaces the second paragraph:

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment programs in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR to serve as subadviser with respect to the equity portion of the Series and Newfleet to serve as subadviser with respect to the fixed income portion of the Series. KAR and Newfleet perform the day-to-day portfolio management of the Series. KAR and Newfleet are responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

Under “The Subadviser” on page 13 of the statutory prospectus, the disclosure regarding Duff & Phelps is hereby deleted and the disclosure regarding KAR is replaced with the following:

KAR, an affiliate of VIA, is a subadviser to the Series and is responsible for the Series’ equity assets. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of March 31, 2019, KAR had approximately $27.1 billion in assets under management.

In the section “Portfolio Management” beginning on page 13 of the statutory prospectus, the disclosure regarding Frederick Brimberg is deleted and replaced with the following:

Hyung Kim and Craig Thrasher of KAR manage the international equity investments of the Series (since June 2019).

> Hyung Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017). Prior to joining KAR, Mr. Kim was an international equity analyst for Advisory Research Inc. (2010 to 2017).

> Craig Thrasher, CFA is a Portfolio Manager and Senior Research Analyst at KAR. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Webbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience.

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All other disclosure concerning the Series, including fees and expenses, remains unchanged from the prospectuses dated April 30, 2019.

Investors should retain this supplement with the

Prospectuses for future reference.

VVIT 8507/StratAlloc KARChanges (6/2019)

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Virtus Strategic Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated June 4, 2019 to the

Statement of Additional Information (“SAI”) dated January 28, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the Series, is managing the domestic and international equity portfolios of the Series; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the Series. Accordingly, all references to Duff & Phelps as a subadviser to the Series, and to Frederick Brimberg as a portfolio manager, are hereby removed from the Series’ SAI. Newfleet Asset Management, LLC, a subadviser to the Series, continues to manage the Series’ fixed income portfolio and Virtus Investment Advisers, Inc., the Series’ investment adviser, continues to serve as investment adviser of the Series.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

In the “Glossary” beginning on page 3, the entry for “KAR” is hereby revised to read: “Kayne Anderson Rudnick Investment Management, LLC, subadviser to the KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (equity portion).”

Under “Proxy Voting Policies” beginning on page 73, the subheading for the disclosure regarding KAR’s policies is hereby revised to read: “KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (equity portion).”

Under “Subadvisers and Subadvisory Agreements” beginning on page 78, the subheading for KAR is hereby revised to read: “KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (equity portion).”

Also in this section, the information showing the subadvisory fee for the fund is hereby replaced with the following:

Series	Subadvisory Fee
Strategic Allocation Series (equity portion)	50% of the net advisory fee

Under “Portfolio Managers” beginning on page 83, the table listing the portfolio managers is hereby revised by replacing the information for the Series with the following:

Fund	Portfolio Manager
Strategic Allocation Series (equity portion)	Doug Foreman Hyung Kim Craig Thrasher
Strategic Allocation Series (fixed income portion)	David L. Albrycht Stephen H. Hooker

Under “Other Accounts (No Performance Based Fees)” on page 84, the following information is added:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim	1	$64.0 million	None	N/A	None	N/A
Craig Thrasher	2	$1.28 billion	None	N/A	5	$148 million

Under “Other Accounts with Performance Based Fees” beginning on page 84, the following information is added:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim	None	N/A	None	N/A	None	N/A
Craig Thrasher	None	N/A	None	N/A	None	N/A

Under “Portfolio Manager Fund Ownership” on page 86, the following information is added:

Portfolio Manager	Series	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/Financial Exposure
Hyung Kim	Strategic Allocation Series	None	None	None
Craig Thrasher	Strategic Allocation Series	None	None	None

All other disclosure concerning the Series, including fees and expenses, remains unchanged from the SAI dated April 30, 2019.

Investors should retain this supplement with the

SAI for future reference.

VVIT SAI/StratAlloc KARChanges (6/2019)

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